Derivatives and hedge accounting - Categories (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017
Sub-classifications of financial information
Assets Fair value	kr 6,529	kr 7,803
Liabilities Fair value	21,934	16,480
Economic hedges
Sub-classifications of financial information
Assets Fair value	4,552	4,354
Liabilities Fair value	15,584	10,830
Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,977	3,449
Liabilities Fair value	6,350	5,650
Derivatives
Sub-classifications of financial information
Nominal amounts	457,772	397,465
Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	276,175	223,435
Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	181,598	174,030
Interest rate-related contracts
Sub-classifications of financial information
Assets Fair value	3,842	3,781
Liabilities Fair value	10,207	9,132
Interest rate-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	2,767	2,603
Liabilities Fair value	7,479	6,358
Interest rate-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	1,075	1,178
Liabilities Fair value	2,728	2,774
Interest rate-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	280,808	245,788
Interest rate-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	129,470	119,239
Interest rate-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	151,338	126,549
Currency-related contracts
Sub-classifications of financial information
Assets Fair value	2,630	3,772
Liabilities Fair value	8,799	6,879
Currency-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	1,728	1,501
Liabilities Fair value	5,177	4,003
Currency-related contracts | Fair-value hedges
Sub-classifications of financial information
Assets Fair value	902	2,271
Liabilities Fair value	3,622	2,876
Currency-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	162,870	139,614
Currency-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	132,611	92,133
Currency-related contracts | Derivatives | Fair-value hedges
Sub-classifications of financial information
Nominal amounts	30,260	47,481
Equity-related contracts
Sub-classifications of financial information
Assets Fair value	57	250
Liabilities Fair value	2,755	303
Equity-related contracts | Economic hedges
Sub-classifications of financial information
Assets Fair value	57	250
Liabilities Fair value	2,755	303
Equity-related contracts | Derivatives
Sub-classifications of financial information
Nominal amounts	16,014	13,246
Equity-related contracts | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	16,014	13,246
Contracts related to commodities, credit risk, etc.
Sub-classifications of financial information
Liabilities Fair value	173	166
Contracts related to commodities, credit risk, etc. | Economic hedges
Sub-classifications of financial information
Liabilities Fair value	173	166
Contracts related to commodities, credit risk, etc. | Derivatives
Sub-classifications of financial information
Nominal amounts	(1,920)	(1,183)
Contracts related to commodities, credit risk, etc. | Derivatives | Economic hedges
Sub-classifications of financial information
Nominal amounts	kr (1,920)	kr (1,183)